Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	114 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Needham Growth Fund | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent		90.95%	14.51%	17.27%
Needham Growth Fund | Retail Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail Class
Average Annual Return, Percent		90.12%	14.01%		16.89%
Needham Aggressive Growth Fund | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent		89.98%	23.39%	22.60%
Needham Aggressive Growth Fund | Retail Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail Class
Average Annual Return, Percent		89.23%	22.73%		22.98%
Needham Small Cap Growth Fund | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent		114.10%	10.27%	19.96%
Needham Small Cap Growth Fund | Retail Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail Class
Average Annual Return, Percent		112.86%	9.66%		20.51%
Needham Growth Fund | Institutional Class | Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent		22.82%	12.31%	14.89%
Needham Growth Fund | Retail Class | Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent		22.82%	12.31%		15.06%
Needham Aggressive Growth Fund | Institutional Class | Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent		22.82%	12.31%	14.89%
Needham Aggressive Growth Fund | Retail Class | Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent		22.82%	12.31%		15.06%
Needham Small Cap Growth Fund | Institutional Class | Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent		22.82%	12.31%	14.89%
Needham Small Cap Growth Fund | Retail Class | Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent		22.82%	12.31%		15.06%
Needham Growth Fund | Institutional Class | Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Growth Index
Average Annual Return, Percent		6.17%	6.03%	13.19%
Needham Growth Fund | Institutional Class | S&P MidCap 400® Growth
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400® Growth
Average Annual Return, Percent		25.89%	9.07%	10.98%
Needham Growth Fund | Retail Class | Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Growth Index
Average Annual Return, Percent		6.17%	6.03%		13.04%
Needham Growth Fund | Retail Class | S&P MidCap 400® Growth
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400® Growth
Average Annual Return, Percent		25.89%	9.07%		11.65%
Needham Aggressive Growth Fund | Institutional Class | Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Average Annual Return, Percent		38.74%	5.57%	11.19%
Needham Aggressive Growth Fund | Retail Class | Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Average Annual Return, Percent		38.74%	5.57%		11.97%
Needham Small Cap Growth Fund | Institutional Class | Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Average Annual Return, Percent		38.74%	5.57%	11.19%
Needham Small Cap Growth Fund | Retail Class | Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Average Annual Return, Percent		38.74%	5.57%		11.97%